Credit Quality of Financial Assets and the Allowance for Credit Losses - Additional Information (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2022	Mar. 31, 2022
Loans for which real estate is received as collateral | Instalment loans
Financing Receivable, Modifications [Line Items]
Mortgage loans in process of foreclosure	¥ 130	¥ 162